Supplement dated September 3, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund	5/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of Columbia VP - Mid Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
David Hoffman	Co-lead manager	2013
Diane Sobin, CFA	Co-lead manager	2013
Jonas Patrikson, CFA	Co-manager	June 2014
Nicolas Janvier, CFA	Co-manager	September 2015
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Managers” in the "More Information About Columbia VP - Mid Cap Value Fund - Portfolio Management" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Role with Fund	Managed Fund Since
David Hoffman	Co-lead manager	2013
Diane Sobin, CFA	Co-lead manager	2013
Jonas Patrikson, CFA	Co-manager	June 2014
Nicolas Janvier, CFA	Co-manager	September 2015
Mr. Hoffman joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. He currently serves as Senior Portfolio Manager. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.
Ms. Sobin joined Threadneedle, a Participating Affiliate, in 2011 as a portfolio manager. She currently serves as Threadneedle’s Head of U.S. Equities. Prior to joining Threadneedle, Ms. Sobin worked as an investment professional for the Investment Manager or its predecessors from 2001 to 2011. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.
Mr. Patrikson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004. He currently serves as Portfolio Manager. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
Mr. Janvier joined Threadneedle, a Participating Affiliate, in 2014 as a portfolio manager. Prior to joining Threadneedle, Mr. Janvier worked as an investment professional for the Investment Manager or its predecessors from 2006 to 2014. Mr. Janvier began his investment career in 2000 and earned a B.A. from the University of Florida.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-254 A (9/15)

Supplement dated September 3, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund	5/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Role with Fund	Managed Fund Since
David Hoffman	Co-lead manager	2013
Diane Sobin, CFA	Co-lead manager	2013
Jonas Patrikson, CFA	Co-manager	June 2014
Nicolas Janvier, CFA	Co-manager	September 2015
The rest of the section remains the same.
Effective immediately, the information under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Role with Fund	Managed Fund Since
David Hoffman	Co-lead manager	2013
Diane Sobin, CFA	Co-lead manager	2013
Jonas Patrikson, CFA	Co-manager	June 2014
Nicolas Janvier, CFA	Co-manager	September 2015
Mr. Hoffman joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. He currently serves as Senior Portfolio Manager. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.
Ms. Sobin joined Threadneedle, a Participating Affiliate, in 2011 as a portfolio manager. She currently serves as Threadneedle’s Head of U.S. Equities. Prior to joining Threadneedle, Ms. Sobin worked as an investment professional for the Investment Manager or its predecessors from 2001 to 2011. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.
Mr. Patrikson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004. He currently serves as Portfolio Manager. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
Mr. Janvier joined Threadneedle, a Participating Affiliate, in 2014 as a portfolio manager. Prior to joining Threadneedle, Mr. Janvier worked as an investment professional for the Investment Manager or its predecessors from 2006 to 2014. Mr. Janvier began his investment career in 2000 and earned a B.A. from the University of Florida.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6474-5 A (9/15)